Disaggregation of Revenue - Net revenues categorized by customer location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Revenues from contracts with customers	$ 3,265	$ 3,062	$ 16,028	$ 16,669
Korea
Disaggregation of Revenue
Revenues from contracts with customers	2,000		4,260	1,360
Germany
Disaggregation of Revenue
Revenues from contracts with customers	796		1,422
United States
Disaggregation of Revenue
Revenues from contracts with customers	389	1,968	5,056	4,379
China
Disaggregation of Revenue
Revenues from contracts with customers	$ 80	$ 1,094	4,745	5,608
TAIWAN
Disaggregation of Revenue
Revenues from contracts with customers			543	4,639
Other
Disaggregation of Revenue
Revenues from contracts with customers			$ 2	25
SINGAPORE
Disaggregation of Revenue
Revenues from contracts with customers				$ 658